FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - CONVENIENCE TRANSLATION - Additional Information (Details)	Dec. 31, 2020 $ / ¥
Foreign currency exchange rate	6.5250
Parent Company
Foreign currency exchange rate	6.5250